Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Nature of Business and Significant Accounting Policies
Schedule of estimated useful lives

Office furniture and equipment	5-15 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-15 years
Production equipment	7 years